AdvisorShares Wilshire Buyback ETF (Prospectus Summary) | AdvisorShares Wilshire Buyback ETF
ADVISORSHARES WILSHIRE BUYBACK ETF NYSE Arca Ticker: TTFS
INVESTMENT OBJECTIVE
AdvisorShares Wilshire Buyback ETF (the “Fund”) seeks to generate long-term capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AdvisorShares Wilshire Buyback ETF (Prospectus Summary) AdvisorShares Wilshire Buyback ETF AdvisorShares Wilshire Buyback ETF
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	none
OTHER EXPENSES	0.17%
TOTAL ANNUAL OPERATING EXPENSES	1.07%
FEE WAIVER/EXPENSE REIMBURSEMENT	(0.17%)	[1]
TOTAL ANNUAL OPERATING EXPENSES AFTER FEE WAIVER/EXPENSE REIMBURSEMENT	0.90%
[1]	AdvisorShares Investments, LLC (the "Advisor") has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.90% of the Fund's average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated, without payment of any penalty, (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days' prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If these fees and commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
AdvisorShares Wilshire Buyback ETF (Prospectus Summary) | AdvisorShares Wilshire Buyback ETF | AdvisorShares Wilshire Buyback ETF | USD ($)	92	323	574	1,290

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year ended June 30, 2017, the Fund’s portfolio turnover rate was 180% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by primarily investing in the broad U.S. equity market. The Fund invests in stocks with liquidity and fundamental characteristics that are historically associated with superior long-term performance. Based on extensive historical research, Wilshire Associates Incorporated (the “Sub-Advisor”) designed a quantitative stock selection process to make allocation decisions in the Fund’s portfolio. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities with ongoing share repurchases.

The Sub-Advisor selects stocks based on multiple factors, including the following metrics:

(i) reduction in outstanding shares;

(ii) free cash flow generation; and

(iii) a company’s use of leverage.

The Sub-Advisor’s portfolio construction process weights each security using a proprietary methodology, which incorporates the company’s “buyback strength signal,” a value between 0-1 that is calculated based on a normalized measure of the reduction rate of outstanding shares relative to all securities in the portfolio. The process is not market capitalization weighted and may overweight small- and mid-cap stocks relative to traditional market cap weighted indices. Trading costs may vary based on the turnover resulting from the Sub-Advisor’s stock selection algorithm. The Fund may sell stocks that no longer meet the investment criteria. The Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks, as described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Capitalization Risk. Large-cap securities tend to go in and out of favor based on market and economic conditions. During a period when the demand for large-cap securities is less than for other types of investments — small-cap securities, for instance — the Fund’s performance could be reduced.

Management Risk. The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Mid-Capitalization Risk. Mid-size companies may be more volatile and more likely than large-cap companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and Fund performance that is lower than expected.

Small-Capitalization Risk. Security prices of small cap companies may be more volatile than those of larger companies and therefore the Fund’s share price may be more volatile than those of funds that invest a larger percentage of their assets in securities issued by larger-cap companies.

Trading Risk. Shares of the Fund may trade above or below their net asset value (“NAV”). The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

FUND PERFORMANCE

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provides an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the Wilshire US Large-Cap IndexSM, which is a float-adjusted, market capitalization-weighted index of the issues ranked above 750 market capitalization of the Wilshire 5000 Total Market IndexSM. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

The Fund’s year-to-date total return as of September 30, 2017 was 6.68%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	14.68%	1Q/2013
Lowest Return	-7.66%	2Q/2015

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2016
Average Annual Total Returns - AdvisorShares Wilshire Buyback ETF (Prospectus Summary) - AdvisorShares Wilshire Buyback ETF	Label	1 Year	5 Years	Since Inception	Inception Date
AdvisorShares Wilshire Buyback ETF	Return Before Taxes Based on NAV	18.95%	17.23%	19.31%	Oct. 04, 2011
AdvisorShares Wilshire Buyback ETF | After Taxes on Distributions	Return After Taxes on Distributions	18.64%	17.03%	19.12%	Oct. 04, 2011
AdvisorShares Wilshire Buyback ETF | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	10.99%	13.98%	15.81%	Oct. 04, 2011
Wilshire US Large-Cap IndexSM [Member]	Wilshire US Large-Cap IndexSM (reflects no deduction for fees, expenses, or taxes)	12.49%	14.63%	16.51%	Oct. 04, 2011

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes on distributions and sale of fund shares may exceed other average annual total returns due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.